Organization and principal activities (Significant Majority-Owned Subsidiaries and VIEs) (Details)	12 Months Ended
Dec. 31, 2014
iDreamSky HK [Member]
Subsidiaries:
Date of incorporation/establishment	Mar. 06, 2012
Equity interest held	100.00%
IDS Investment Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment	Sep. 01, 2014
Equity interest held	100.00%
IDS01 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment	Jun. 26, 2014
Equity interest held	100.00%
IDS02 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment	Sep. 10, 2014
Equity interest held	100.00%
IDS03 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment	Sep. 10, 2014
Equity interest held	100.00%
IDS04 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment	Sep. 10, 2014
Equity interest held	100.00%
IDS05 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment	Sep. 10, 2014
Equity interest held	100.00%
iSkytouch Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment	Nov. 24, 2014
Equity interest held	83.30%
Chuangmeng Information Co., Ltd. (the "WFOE 1") [Member]
Subsidiaries:
Date of incorporation/establishment	Apr. 19, 2012
Equity interest held	100.00%
Qianhai Chuangyi Shikong Technology (Shenzhen) Co., Ltd. (the "WFOE 2") [Member]
Subsidiaries:
Date of incorporation/establishment	Oct. 17, 2014
Equity interest held	100.00%
Shenzhen Mengyu [Member]
VIEs:
Date of incorporation/establishment	Nov. 19, 2009
Equity interest held	100.00%
Shenzhen iDreamSky [Member]
VIEs:
Date of incorporation/establishment	Feb. 14, 2011
Equity interest held	100.00%
Beijing Chuangmeng [Member]
VIEs:
Date of incorporation/establishment	Jan. 31, 2012
Equity interest held	100.00%
Shenzhen Yiyou Technology Limited ("Yiyou"), a non-wholly-owned subsidiary of Shenzhen iDreamSky [Member]
VIEs:
Date of incorporation/establishment	Nov. 23, 2012
Equity interest held	86.50%
Shenzhen Zhuoyou Technology Limited ("Zhuoyou"), a non-wholly-owned subsidiary of Shenzhen iDreamSky [Member]
VIEs:
Date of incorporation/establishment	Dec. 11, 2013
Equity interest held	90.90%
Nanjing Zhuochuang Huyu Information Techonology Co. Ltd [Member]
VIEs:
Date of incorporation/establishment	Mar. 27, 2014
Equity interest held	100.00%
Shenzhen Lefeng Huyu Technology Co., Ltd [Member]
VIEs:
Date of incorporation/establishment	Nov. 06, 2014
Equity interest held	100.00%
Shenzhen Haoyiwan Technology Co., Ltd [Member]
VIEs:
Date of incorporation/establishment	Dec. 04, 2014
Equity interest held	100.00%
ShenZhen Chenhai Star Technology Co., Ltd [Member]
VIEs:
Date of incorporation/establishment	Dec. 17, 2014
Equity interest held	100.00%